Label		Element	Value
AIP Dynamic Alternative Strategies Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	AIP Dynamic Alternative Strategies Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	AIP Dynamic Alternative Strategies Fund (the "Fund") seeks long-term capital appreciation with an emphasis on absolute (i.e., positive) returns and controlling downside risk.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Fund purchased in a single transaction, together with the NAV of all classes of the Fund or of any other fund of AIP Series Trust ("Trust") held in Related Accounts (as defined in the section of this Prospectus entitled "Shareholder Information—Sales Charges Applicable to the Purchases of Class A Shares"), amounts to $50,000 or more. More information about this combined purchase discount and other discounts is available from your financial intermediary and in the section of this Prospectus entitled "Shareholder Information—Sales Charges Applicable to the Purchases of Class A Shares" and in the section of the Fund's Statement of Additional Information ("SAI") entitled "Purchase, Redemption and Pricing of Shares."

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio) except when it buys and sells securities of affiliated Underlying Funds (as defined herein). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 187% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	187.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]		rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund Fees and Expenses" in the table is an estimate of those expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	If You SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment objective of long-term capital appreciation with an emphasis on absolute returns and controlling downside risk by allocating the Fund's investments to (i) non-traditional asset classes; (ii) alternative mutual fund strategies; and (iii) the Adviser's proprietary hedge fund replication strategy. The Fund will gain exposure to alternative mutual fund strategies and non-traditional asset classes by investing in funds advised by unaffiliated investment advisers and, to a lesser extent, the Adviser or its affiliates (the "Underlying Funds"). The Fund will invest directly in securities and derivatives to effect the Adviser's proprietary hedge fund replication strategy.

The Adviser manages the allocation of the Fund's investments based on both systemic market exposure targets and the active investment styles of Underlying Fund managers. The Adviser also utilizes dynamic portfolio management and rebalancing to seek to capture changing market opportunities and manage against event risk.

Non-Traditional Asset Classes

The Fund will invest in Underlying Funds and exchange-traded funds ("ETFs") with exposure to non-traditional asset classes. Non-traditional asset classes are those that, in the Adviser's view, have low correlation or betas to traditional equity or bond markets and may include, among others, investments in real estate, commodities, senior loans, emerging markets debt, convertible bonds, frontier equities and insurance linked strategies.

The Adviser seeks to apportion the Fund's market exposure based on a number of systemic factors other than traditional equity or bond market correlation and will allocate the Fund's investments across multiple non-traditional return sources to seek attractive risk-adjusted returns.

Alternative Mutual Fund Strategies

The Fund will invest in Underlying Funds with alternative mutual fund strategies that seek to provide returns based on manager skill or the timing of investments. In allocating the Fund's investments to alternative mutual fund strategies, the Adviser seeks to identify specialist managers through its open architecture selection process and a proprietary quantitative and qualitative analysis.

Strategies employed by alternative mutual funds may include, among others:

•  Long/Short. Long/short strategies seek to both invest in securities a manager believes will increase in value and sell short securities a manager believes will decline in value. Certain long/short strategies may combine long positions and short sales with the aim of benefiting from the manager's ability to select investments while offsetting some systematic market risks. Market exposure can vary substantially, leading to a wide range of risk and return profiles.

•  Arbitrage. Arbitrage strategies seek to take advantage of mispricing and market inefficiencies. Underlying Funds will seek arbitrage opportunities in a variety of areas including convertible bonds, mergers and closed-end investment funds.

•  Global Macro. A global macro strategy bases its holdings primarily on macroeconomic views of overall economic and political trends.

•  Market Neutral. Market neutral strategies seek income while maintaining low correlation to fluctuations in the market.

Hedge Fund Replication

In pursuing its hedge fund replication strategy, the Fund seeks to capture returns from two broad sources, systematic alpha (or alternative beta or trading premiums) and idiosyncratic alpha (or security selection or market timing).

The Adviser attempts to replicate systematic alpha generation derived from rules-based trading strategies employed by hedge fund managers, including momentum, convergence, carry and risk premia strategies. Momentum strategies seek to buy assets that are increasing in value and sell assets that are declining in value. Convergence strategies seek to utilize data to identify the underlying value of assets and capitalize on misvaluations by the market that stem from technical or behavioral factors. Carry strategies seek to sell low income investments, such as currencies with a lower interest rate, and utilize the funds from the sale to invest in higher income instruments, such as currencies with a higher interest rate. Risk premia strategies seek to buy and sell assets to gain exposure to systematic risk premiums while remaining neutral to the broader market through the use of, among other techniques, long and short positions.

The idiosyncratic alpha strategy aims to identify and capture investment patterns or decisions of active managers (for example, long/short hedge fund managers) that have demonstrated a consistent ability to generate value. The managers and their investment patterns and decisions are chosen and evaluated based on a review of publicly disclosed filings. The idiosyncratic alpha strategy does not invest in the investment managers directly, but seeks to mimic their investment patterns through the purchase and sale of common stock or through the use of derivatives. This strategy does not attempt to replicate the performance of any specific hedge fund, but instead seeks exposure to non-traditional correlations and asset classes used by hedge funds generally. There is no assurance that the hedge fund replication strategy will be successful.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Any investment in the Fund involves high risk. There is no assurance that the Fund will achieve its investment objective and you can lose money investing in the Fund. The principal risks of investing in the Fund include:

•  Correlation Risk. While the Adviser seeks to invest the Fund's assets in Underlying Funds and other instruments which are deemed likely to have limited correlations among each other or with fixed income or equity indices, there can be no assurance that the Adviser's expectations regarding such limited correlations will prove correct. Underlying Funds' and other instruments' correlations among each other or with fixed income or equity indices may be much higher in times of general market turmoil such as those experienced particularly during late 2008.

•  Alternative Asset Class Risk. Because the Fund's performance is linked to the performance of certain highly volatile alternative asset classes, investors should consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of the Fund shares.

•  Expenses. You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment advisory fees), but also expenses of the Fund.

•  Allocation Risk. The Fund's ability to achieve its investment objective depends upon the Adviser's ability to select Underlying Funds and to effectively allocate Fund assets among them. There is the risk that the Adviser's asset allocation methodology and assumptions regarding the Underlying Funds may be incorrect in light of actual market conditions.

•  Non-Diversified Risk. The Fund is a "non-diversified" investment company for purposes of the Investment Company Act of 1940, as amended (the "Investment Company Act"), which means that it is not subject to percentage limitations under the Investment Company Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund's NAV may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification.

•  Exchange-Traded Funds. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds and their market value may differ from their NAV because the supply and demand in the market for ETF shares at any point is not always identical to the supply and demand in the market for the underlying securities. As a shareholder in an ETF, the Fund would bear its ratable share of that entity's expenses while continuing to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders will, in effect, be absorbing duplicate levels of fees. Further, certain of the ETFs in which the Fund may invest are leveraged. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Leveraged ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. Equity securities fluctuate in value, often based on factors unrelated to the fundamental economic condition of the issuer of the securities, including general economic and market conditions, and these fluctuations can be pronounced. To the extent the Fund invests in convertible securities and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security. Certain Underlying Funds may also invest in equity and/or convertible securities and, therefore, this risk is also applicable to such Underlying Funds.

•  Bonds and Other Fixed Income Securities. Fixed income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility. The Fund currently faces a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and may begin to raise rates. The Fund may be subject to certain liquidity risks, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed income securities. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Certain Underlying Funds may also invest in bonds and other fixed income securities and, therefore, this risk is also applicable to such Underlying Funds.

•  Derivatives Risk. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund could experience losses if derivatives are poorly correlated with its other investments, or if it is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Investments in currency derivatives may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. Foreign currency forward exchange contracts and currency futures and options contracts create exposure to currencies in which the Fund's securities are not denominated. Certain Underlying Funds may also invest in derivatives and, therefore, this risk is also applicable to such Underlying Funds.

The derivative instruments and techniques that the Fund may principally use include:

•  Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the instrument underlying a futures position may result in immediate and substantial losses to the Fund. The Fund may utilize futures to gain exposure to commodities, which may subject the Fund to greater volatility than investments in traditional securities, such as stocks or bonds.

•  Options. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived options transaction may be unsuccessful because of market behavior or unexpected events.

•  Swaps. The Fund may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or financial institution. OTC swap agreements are not entered into or traded on exchanges and there is often no central clearing or guaranty function for swaps. OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Fund's use of swaps may include those based on the credit of an underlying security, commonly referred to as "credit default swaps." The Fund may utilize swaps to gain exposure to commodities, which may subject the Fund to greater volatility than investments in traditional securities such as stocks or bonds.

•  Foreign Currency Forward Exchange Contracts. Foreign currency forward exchange contracts are transactions involving the Fund's obligation to purchase or sell a specific currency at a future date at a specified price. Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into foreign currency forward exchange contracts.

•  Portfolio Turnover. Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs and may result in taxable gains being passed through to shareholders. The Fund may engage in frequent trading of securities to achieve its investment objective.

•  Model Risk. The Adviser attempts to manage the Fund using, among other things, proprietary quantitative models. Investments selected using these models may perform differently than expected and technical issues in the construction and implementation of the models may occur. If the data utilized by the models proves to be incorrect or incomplete, the Fund may suffer losses. Even if the data used is correct and complete, security valuations produced by a model may differ substantially from actual market prices, especially with respect to securities with complex characteristics, such as derivatives. There is no guarantee that the Adviser's use of quantitative models will benefit the Fund.

•  Form Filings and Public Data Risk. The public filings (including Form 13F and Form 13D filings) used to implement the Fund's strategy are filed up to 45 days after the end of each calendar quarter, rendering certain information stale. Accordingly, a given investor may have already exited positions disclosed on a form by the time the filing is available to the Fund. Further, Form 13F and Form 13D filings may only disclose a subset of a particular investor's holdings, as not all securities are required to be reported. As a result, a Form 13F or Form 13D may not provide a complete picture of the holdings of a given investor. Because Form 13F and Form 13D filings are publicly available, it is possible that other investors are also monitoring these filings and investing accordingly, which could result in inflation of the share price of securities in which the Fund seeks to invest.

•  Underlying Fund Risk. Because the Fund's investments are concentrated in the Underlying Funds, and the Fund's performance is directly related to the performance of such Underlying Funds, the ability of the Fund to achieve its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.

In addition to the principal risks of investing in the Fund, investors will be exposed to risks from the portfolios of Underlying Funds. These risks include:

•  Non-Diversification Risk. The risks of investing in Underlying Funds may be intensified because certain Underlying Funds may be non-diversified, which means that they may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Underlying Fund's performance more than if the Underlying Fund were diversified.

•  Arbitrage Risk. An arbitrage strategy has the risk that anticipated opportunities may fail to yield expected returns and that an Underlying Fund's manager may incorrectly identify market inefficiencies or mispricing of securities. To the extent an Underlying Fund engages in merger arbitrage, targeted reorganizations may be renegotiated or fail to close, resulting in losses to the Underlying Fund.

•  Short Sale Risk. An Underlying Fund will suffer a loss if it sells a security short and the value of the security rises instead of falling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. Short selling is speculative in nature and, in certain circumstances, can substantially increase the effect of adverse price movements on an Underlying Fund's portfolio. A short sale of a security involves the risk of an unlimited increase in the market price of the security that can in turn result in an inability to cover the short position and a theoretically unlimited loss. No assurance can be given that securities necessary to cover an Underlying Fund's short position will be available for purchase.

•  Commodities Risk. Trading in commodity interests may involve substantial risks and investment exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The low margin or premiums normally required in commodity futures trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for commodity futures contracts or options purchased or sold, and an Underlying Fund may be required to maintain a position until exercise or expiration, which could result in losses.

•  Real Estate Investment Trusts ("REITs") and Foreign Real Estate Companies. Investing in REITs and foreign real estate companies exposes an Underlying Fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and foreign real estate companies are organized and operated. Operating REITs and foreign real estate companies requires specialized management skills and an Underlying Fund indirectly bears management expenses along with the direct expenses of the Underlying Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for an Underlying Fund. In addition, foreign real estate companies may be subject to the laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.

•  Insurance-Linked Securities. Insurance-linked securities include insurance-linked bonds, commonly referred to as "Cat," or "catastrophe" bonds, which are debt obligations for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. If a trigger event, as defined within the terms of an insurance-linked bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, an Underlying Fund may lose a portion or all of its accrued interest and/or principal invested in such insurance-linked bond and the value of such bonds may go to zero. The models used to calculate the probability of a trigger event may not be accurate and this could result in more frequent and greater than expected loss of principal and/or interest and adversely impact an Underlying Fund's total returns.

If there is a dispute concerning the definition of the trigger event relative to the specific manifestation of a catastrophe, there may be losses or delays in the payment of principal and/or interest on the insurance-linked bond. Lack of a liquid market for insurance-linked bonds may impose the risk of higher transactions costs and the possibility that an Underlying Fund may be forced to liquidate positions when it would not be advantageous to do so. The amount of public information available with respect to insurance-linked bonds is generally less extensive than that available for issuers of registered or exchange listed securities.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, an Underlying Fund's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which an Underlying Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Investing in the securities of issuers operating in frontier emerging markets involves a high degree of risk. The term "frontier emerging markets" refers to those emerging market countries outside the "mainstream" emerging markets, whose capital markets have traditionally been difficult for foreign investors to enter or are in early stages of capital market and/or economic development. The risks associated with investing in the securities of issuers operating in emerging market countries are magnified when investing in frontier emerging market countries, including risks associated with expropriation and/or nationalization, political or social instability, pervasiveness of corruption and crime, armed conflict, the impact on the economy of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling an Underlying Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. To the extent that an Underlying Fund invests a significant percentage of its assets in a single frontier emerging market country, the Underlying Fund will be subject to heightened risk associated with investing in frontier emerging market countries and additional risks associated with that particular country.

•  Senior Loan Risk. Underlying Funds may invest in fixed and floating rate senior loans, which hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. Senior loans are usually rated below investment grade, and are subject to similar risks, such as credit risk, as below investment grade securities. The ability of an Underlying Fund to realize full value in the event of the need to sell a senior loan may be impaired by the lack of an active trading market for certain senior loans or adverse market conditions limiting liquidity. In the event of the bankruptcy of a borrower, an Underlying Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan.

An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you can lose money investing in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	The Fund is a "non-diversified" investment company for purposes of the Investment Company Act of 1940, as amended (the "Investment Company Act"), which means that it is not subject to percentage limitations under the Investment Company Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund's NAV may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance for the year and by showing how the Fund's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and a customized index, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The Fund's returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance for the year and by showing how the Fund's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and a customized index, as well as an index that represents a group of similar mutual funds, over time.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
High Quarter	6/30/2014	1.53%
Low Quarter	9/30/2014	–2.01%

Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	1.53%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(2.01%)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	The Fund's returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted).
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for the Fund's other Classes will vary from Class I shares' returns.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After tax returns for the Fund's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the calendar periods ended December 31, 2014)
AIP Dynamic Alternative Strategies Fund | Citigroup 3-Month U.S. Treasury Bill Index
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, Past One Year	[1]	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, Since Inception	[1],[2]	rr_AverageAnnualReturnSinceInception	0.04%
Average Annual Returns, Inception Date	[1]	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2013
AIP Dynamic Alternative Strategies Fund | Customized Allocation Index (comprised of 30% S&P 500® Total Return Index and 70% Barclays U.S. Aggregate Bond Total Return Index)
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, Past One Year	[3]	rr_AverageAnnualReturnYear01	8.30%
Average Annual Returns, Since Inception	[2],[3]	rr_AverageAnnualReturnSinceInception	6.69%
Average Annual Returns, Inception Date	[3]	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2013
AIP Dynamic Alternative Strategies Fund | Lipper Absolute Return Funds Index
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, Past One Year	[4]	rr_AverageAnnualReturnYear01	1.10%
Average Annual Returns, Since Inception	[2],[4]	rr_AverageAnnualReturnSinceInception	1.77%
Average Annual Returns, Inception Date	[4]	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2013
AIP Dynamic Alternative Strategies Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	[5]	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	[6]	rr_MaximumDeferredSalesChargeOverOther	none
Advisory Fee		rr_ManagementFeesOverAssets	0.52%
Distribution and/or Shareholder Service (12b-1) Fee		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	1.32%
Acquired Fund Fees and Expenses	[7]	rr_AcquiredFundFeesAndExpensesOverAssets	1.27%
Total Annual Fund Operating Expenses	[8]	rr_ExpensesOverAssets	3.36%
Fee Waiver or Reimbursement	[8]	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[8]	rr_NetExpensesOverAssets	2.74%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Fund purchased in a single transaction, together with the NAV of all classes of the Fund or of any other fund of AIP Series Trust ("Trust") held in Related Accounts (as defined in the section of this Prospectus entitled "Shareholder Information—Sales Charges Applicable to the Purchases of Class A Shares"), amounts to $50,000 or more.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	812
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,472
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,154
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	3,959
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	812
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	1,472
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	2,154
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 3,959
Annual Return 2014		rr_AnnualReturn2014	(0.21%)
Average Annual Returns, Past One Year		rr_AverageAnnualReturnYear01	(5.99%)
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	(3.36%)
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2013
AIP Dynamic Alternative Strategies Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	[9]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Advisory Fee		rr_ManagementFeesOverAssets	0.52%
Distribution and/or Shareholder Service (12b-1) Fee		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	1.40%
Acquired Fund Fees and Expenses	[7]	rr_AcquiredFundFeesAndExpensesOverAssets	1.27%
Total Annual Fund Operating Expenses	[8]	rr_ExpensesOverAssets	4.19%
Fee Waiver or Reimbursement	[8]	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[8]	rr_NetExpensesOverAssets	3.52%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	The Class C CDSC is only applicable if you sell your shares within one year after purchase.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 455
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,212
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,083
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	4,324
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	355
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	1,212
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	2,083
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 4,324
Average Annual Returns, Past One Year		rr_AverageAnnualReturnYear01	(2.28%)
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	(0.84%)
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2013
AIP Dynamic Alternative Strategies Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)		rr_MaximumDeferredSalesChargeOverOther	none
Advisory Fee		rr_ManagementFeesOverAssets	0.52%
Distribution and/or Shareholder Service (12b-1) Fee		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	1.26%
Acquired Fund Fees and Expenses	[7]	rr_AcquiredFundFeesAndExpensesOverAssets	1.27%
Total Annual Fund Operating Expenses	[8]	rr_ExpensesOverAssets	3.05%
Fee Waiver or Reimbursement	[8]	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[8]	rr_NetExpensesOverAssets	2.44%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 247
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	885
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,548
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	3,322
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	247
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	885
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,548
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 3,322
Average Annual Returns, Past One Year		rr_AverageAnnualReturnYear01	(0.21%)
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	0.25%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2013
AIP Dynamic Alternative Strategies Fund | Class I | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, Past One Year		rr_AverageAnnualReturnYear01	(1.15%)
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	(0.84%)
AIP Dynamic Alternative Strategies Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, Past One Year		rr_AverageAnnualReturnYear01	(0.05%)
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	(0.27%)
AIP Dynamic Alternative Strategies Fund | Class IS
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)		rr_MaximumDeferredSalesChargeOverOther	none
Advisory Fee		rr_ManagementFeesOverAssets	0.52%
Distribution and/or Shareholder Service (12b-1) Fee		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	1.39%
Acquired Fund Fees and Expenses	[7]	rr_AcquiredFundFeesAndExpensesOverAssets	1.27%
Total Annual Fund Operating Expenses	[8]	rr_ExpensesOverAssets	3.18%
Fee Waiver or Reimbursement	[8]	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[8]	rr_NetExpensesOverAssets	2.42%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 245
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	909
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,598
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	3,433
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	245
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	909
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,598
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 3,433
Average Annual Returns, Past One Year		rr_AverageAnnualReturnYear01	(0.10%)
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	0.32%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 30, 2013

[1]	The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. It is not possible to invest directly in an index.
[2]	Since Inception reflects the inception date of the Fund.
[3]	The Customized Allocation Index is comprised of 30% S&P 500® Total Return Index (benchmark that measures the U.S. equity market performance) and 70% Barclays U.S. Aggregate Total Return Index (benchmark that provides a broadbased measure of the global investment grade fixed-rate debt markets). It is not possible to invest directly in an index.
[4]	Lipper Absolute Return Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Absolute Return Funds Index classification. There are currently 30 funds represented in this Index. It is not possible to invest directly in an index.
[5]	Reduced for purchases of $50,000 and over.
[6]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information-Share Class Arrangements" for further information about the CDSC waiver categories.
[7]	The Fund may purchase shares of the Underlying Funds (defined herein). The Fund's shareholders indirectly bear a pro rata portion of the expenses of the Underlying Funds in which the Fund invests. "Acquired Fund Fees and Expenses" in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Fund's investments in the Underlying Funds and upon the actual total operating expenses of the Underlying Funds (including any current waivers and expense limitations) for the fiscal year ended March 31, 2015. Actual Acquired Fund Fees and Expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the Underlying Funds and with other events that directly affect the fees and expenses of the Underlying Funds. Since "Acquired Fund Fees and Expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.
[8]	The Fund's "Adviser," Morgan Stanley AIP GP LP, has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding Acquired Fund Fees and Expenses, certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.50% for Class A, 2.25% for Class C, 1.25% for Class I and 1.15% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Trust's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[9]	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Share Class Arrangements" for a complete discussion of the CDSC.